CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Dec. 31, 2025
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed financial information

	As of December 31,
	2024	2025
	$US	$US
ASSETS
Cash	3,610,997	2,467,991
Prepaid expenses and other current assets, net	1,006,000	1,005,000
Investment in subsidiaries	24,455,971	40,270,326
Other non-current assets	1,000,020	—
Total assets	30,072,988	43,743,317

LIABILITIES AND SHAREHOLDERS’ EQUITY

Accrued expenses and other current liabilities	37,221	270,788
Investment deficit in subsidiaries	—	3,500
Total liabilities	37,221	274,288

SHAREHOLDERS’ EQUITY
Ordinary share, $0.000016666667 par value, 3,000,000,000 shares authorized, 61,381,249 and 63,822,249 shares issued and outstanding as of December 31, 2024 and 2025, respectively*	1,023	1,063
Additional paid-in capital	7,060,050	8,977,814
Statutory surplus reserves	2,658,112	2,662,115
Retained earnings	21,951,873	32,132,905
Accumulated other comprehensive loss	(1,635,291)	(304,868)
Total equity of the Company’s shareholders	30,035,767	43,469,029
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	30,072,988	43,743,317

* The shares and per share information are presented on a retroactive basis to reflect the reorganization completed on March 28, 2023 (Note 1) and the two share splits that occurred on June 19, 2023 and June 6, 2024, respectively (Note 16).

Condensed statements of comprehensive income

	For the Years Ended December 31,
	2023	2024	2025
	$US	$US	$US
General and administrative expenses	(10,050)	(530,008)	(2,916,775)
Selling and marketing expenses	—	—	(473,053)
Financial income, net	—	—	94,841
Equity in profit of subsidiaries	7,701,135	4,212,731	13,480,022
Net income	7,691,085	3,682,723	10,185,035
Other comprehensive income:
Foreign currency translation adjustment, net of nil tax	(460,025)	(618,728)	1,330,423
Total comprehensive income	7,231,060	3,063,995	11,515,458

Condensed statements of cash flows

	For the Years Ended December 31,
	2023	2024	2025
	$US	$US	$US
Net cash used in operating activities*	—	(1,486,337)	(1,143,006)
Net cash used in investing activities	—	(996,672)	—
Net cash provided by financing activities	—	6,094,006	—
Net change in cash and cash equivalents	—	3,610,997	(1,143,006)
Cash at the beginning of year	—	—	3,610,997
Cash at the end of year	—	3,610,997	2,467,991

* Operating cash outflows include staff costs, bank account management fees and expenses paid on behalf of the Company’s subsidiaries, such as consulting fees, audit fees and equipment purchases.